Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	364	251	234
Granted (in shares)	118	245	169
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(183)	(129)	(149)
Forfeitures (resignations, retirements, redundancies) (in shares)	(2)	(3)	(3)
Outstanding at end of year (in shares)	297	364	251
Unrecognized cost	$ 4,896	$ 6,588
ELTIP | Time Vesting Shares and Performance Shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	658	618	697
Granted (in shares)	283	209	317
Vested (fair value in 2017: $10.2 million, 2016: $7.0 million, 2015: $10.6 million) (in shares)	(237)	(162)	(389)
Forfeitures (resignations, retirements, redundancies) (in shares)	0	(7)	(7)
Outstanding at end of year (in shares)	704	658	618
ELTIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	$ 17	$ 156
ELTIP | Performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	8,840	8,187
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 13,900	$ 9,600	$ 18,900